Stock-Based Compensation	12 Months Ended
Sep. 30, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation

19. Stock-Based Compensation

Summary of Stock-Based Compensation Plans

2006 Unit Plan

NMH Investment maintains the Amended and Restated 2006 Unit Plan (the “Unit Plan”), and from time to time it has issued units of limited liability company interests pursuant to such plan, consisting of Class B Common Units, Class C Common Units, Class D Common Units, Class E Common Units, Class F Common Units, Class G Common Units and Class H Common Units. The units are limited liability company interests and are available for issuance to the Company’s employees and members of the Board of Directors for incentive purposes. These units derive their value from the value of the Company. Under the Amended and Restated 2006 Unit Plan there are 192,500 Class B Common Units, 202,000 Class C Common Units, 388,881 Class D Common Units, 6,375 Class E Common Units, 5,396,388 Class F Common Units, 130,000 Class G Common Units and 1,200,000 Class H Common Units authorized for issuance under the plan.

2014 Plan

The Company adopted the 2014 Omnibus Incentive Plan ( “2014 Plan”) in September 2014. The 2014 Plan authorizes the issuance of stock-based awards, including incentive stock options (“ISOs”), non-qualified stock options (“NSOs”) and restricted stock units (“RSUs”) to purchase up to 3,325,500 shares authorized in the 2014 Plan. Under the terms of the 2014 Plan, stock options may not be granted at less than the fair market value on the date of grant. Options vest annually over three years and expire after 10 years and RSUs vest annually over three years, in each case the awards are subject to a requisite service period equal to the vesting term. Options and RSUs granted under the 2014 Plan immediately vest upon certain events, as described in the 2014 Plan. As of September 30, 2014, approximately 2.2 million shares were available for future grant of awards under the 2014 Plan.

Units of NMH Investment LLC Interests

Under its equity-based compensation plan adopted in 2006, NMH Investment previously issued units of limited liability company interests consisting of Class B Common Units, Class C Common Units, Class D Common Units, and Class E Common Units to the Company’s employees and members of the Board of Directors as incentive compensation. In June 2011 the Class B Common Units, Class C Common Units, and Class D Common Units were amended to accelerate vesting of any outstanding unvested units so that they became 100% vested. There have been no issuances of these awards since the amendment to accelerate vesting.

On June 15, 2011, NMH Investment issued Class F Common Units, a new class of non-voting common equity units of NMH Investment, as incentive compensation. Up to 5,396,388 Class F Common Units may be issued under the 2006 Unit Plan to management of the Company as equity-based compensation.

The vesting terms of the Class F Common Units are as follows: For participants who have been continuously employed by the Company since December 31, 2008, 75% of the Class F Common Units vested upon grant and 25% of the Class F Common Units vested on December 15, 2012 (or 18 months following the date of grant) assuming continuous employment with the Company on that date. For participants who had not been continuously employed by the Company since December 31, 2008, 50% of the Class F Common Units vested upon grant, 25% of the Class F Common Units vested on December 15, 2012 and 25% of the Class F Common Units vested on June 15, 2014 (or 36 months following the date of grant), in each case, if the participant continues to be employed by the Company on that date. Class F Common Units awarded after the initial issuances in June 2011 vest in three equal tranches on each of the first three anniversaries of their respective issuance date.

On August 13, 2012, an amendment was made to the Amended and Restated 2006 Unit Plan that authorized the issuance of two new classes of non-voting equity units of NMH Investment of up to 130,000 Class G Common Units and up to 1,200,000 Class H Common Units. The Class G Common Units vest upon the consummation of a sale of the Company or an initial public offering of the Company. The Class H Common Units, which were amended in September 2014, vest upon the earlier to occur of a sale of the Company and the achievement of a certain multiple of investment return threshold by Vestar and its affiliates. On September 22, 2014, the Company completed an initial public offering which triggered the vesting condition for the Class G common units. As a result, the Company recognized $0.6 million of stock-based compensation expense associated with these units. There were no triggering events of the Class H Common Units that were determined to be probable, and therefore, the Company did not recognize any stock-based compensation expense for the Class H Common Units.

For purposes of determining the fair value of the units granted, management valued the business enterprise using a variety of widely accepted valuation techniques which considered a number of factors such as the financial performance of the Company, the values of comparable companies and the lack of marketability of the Company’s equity. The Company then used the option pricing method to determine the fair value of the units granted.

The fair value of the units issued during fiscal years 2014, 2013 and 2012 was calculated using the following assumptions:

	FY2014	FY2013	FY2012
Risk-free interest rate	0.13%	0.21-0.27%	0.21-0.27%
Expected term	1 year	1.7-2.4 years	1.7-2.4 years
Expected volatility	30.00%	40.00%	40.00%

The risk-free interest rate is equal to the U.S. federal treasury bond rate consistent with the term assumption. The expected term is the number of years in which the Company estimates that units will be realized. The Company has estimated volatility for the units granted based on the historical volatility for a group of companies believed to be a representative peer group, selected based on industry and market capitalization, due to lack of sufficient historical publicly traded prices of the Company’s own common stock.

The estimated fair value of the units, less an assumed forfeiture rate of 9.3%, was recognized as expense in the Company’s consolidated financial statements on a straight-line basis over the requisite service periods of the awards with the exception of the Class G Common Units and Class H Common Units. The assumed forfeiture rate is based on an average of the Company’s historical forfeiture rates, which the Company estimates is indicative of future forfeitures.

The summary of activity under the plan is presented below:

	Units Outstanding	Weighted Average Grant-Date Fair Value
Nonvested balance at September 30, 2013	1,395,984	$0.57
Granted	303,710	1.12
Forfeited	25,894	2.13
Vested	249,504	2.68

Nonvested balance at September 30, 2014	1,424,296	$0.29

As of September 30, 2014, there was $0.3 million of total unrecognized compensation expense related to the non-performance based units. These costs are expected to be recognized over a weighted average period of 2.0 years. The unrecognized compensation costs for unvested performance based Class H Common Units of $7.5 million will be recognized when the management determines that it is probable the performance condition will be met.

Stock Options

For the year ended September 30, 2014, the Company issued 559,327 stock options which will vest over three years (one-third each year). The fair value of each option granted was estimated on the grant date using the Black-Scholes valuation model with the following assumptions:

FY2014
Risk-free interest rate	1.88%
Expected term	6 years
Expected volatility	45.00%
Expected dividend yield	—

Risk-free interest rate—The risk-free interest rate is equal to the U.S. federal treasury bond rate consistent with the expected term assumption.

Expected term—Expected term represents the period that the Company’s option grants are expected to be outstanding. As the Company had been operating as a private company, there is not sufficient historical data to calculate the expected term of the options. Therefore, the Company elected to utilize the “simplified method” to determine the expected term assumption. Under this approach, the weighted average expected life is presumed to be the average of the vesting term and the contractual term of the option.

Expected volatility—The Company has estimated volatility for the units granted based on the historical volatility for a group of companies believed to be a representative peer group, selected based on industry and market capitalization, due to lack of sufficient historical publicly traded prices of our own common stock.

Expected dividend yield—The expected dividend yield is zero as dividends are not expected to be paid in the foreseeable future.

The Company estimates forfeitures based on historical unit plan data. An assumed forfeiture rate of 9.3% was used during the year ended September 30, 2014.

The table below summarizes our stock option activity during fiscal year 2014:

	Number of Shares	Weighted- Average Exercise Price per Share	Weighted- Average Remaining Life (Years)	Aggregate Intrinsic Value
Outstanding at September 30, 2013	—	$—	—	$—
Granted	559,327	17.00	10.00	—
Forfeited	—	—	—	—
Exercised	—	—	—	—
Expired	—	—	—	—

Outstanding at September 30, 2014	559,327	$17.00	10.00	$—

Vested or expected to vest as of September 30, 2014	507,310	$17.00	10.00	$—

Exercisable at September 30, 2014	—	$—	—	$—

As of September 30, 2014, there was $3.9 million of unrecognized compensation cost related to unvested stock options. This cost is expected to be recognized over a weighted-average period of 3.0 years.

Restricted Stock Awards

For the year ended September 30, 2014, the Company issued 550,481 restricted stock awards to employees and members of the Board of Directors. These awards will vest over three years (one-third each year) for employee grants and one year (100% on the first anniversary of the grant date) for grants to members of the Board of Directors.

A summary of our issued restricted stock awards is as follows:

	Number of Restricted Shares	Weighted Average Grant-Date Fair Value
Nonvested shares at September 30, 2013	—	$—
Granted	550,481	17.00
Forfeited	—	—
Vested	—	—

Nonvested shares at September 30, 2014	550,481	$17.00

The fair value of the restricted stock awards on the date of grant, less an assumed forfeiture rate of 9.3% for employee grants, will be recognized as expense in the Company’s consolidated financial statements on a straight-line basis over the requisite service periods (vesting term) of the awards. The Company does not have a history with these types of awards, and as such, the historical forfeiture rate of the Unit Plan was used as the basis for determining the assumed forfeiture rate. The Company has not applied a forfeiture rate to the restricted awards granted to the Board of Directors as the awards vest 100% on the first anniversary of the grant date.

As of September 30, 2014, there was $8.4 million of unrecognized compensation expense related to unvested restricted stock. This cost is expected to be recognized over a weighted-average period of 2.9 years.

The Company recorded $0.9 million, $0.3 million and $0.7 million of stock-based compensation expense for fiscal years 2014, 2013 and 2012, respectively. Stock-based compensation expense is included in general and administrative expense in the consolidated statements of operations.

The computation of diluted earnings per share excludes the options and restricted stock awards issued by Civitas, because the effect would be anti-dilutive.